UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 33-72212

Aquila Three Peaks Opportunity Growth Fund
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: December 31, 2012

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2013
(unaudited)

		Market
Shares	Common Stocks (96.1%)	Value	(a)

	Apparel & Textile Products (1.5%)
5,639	PVH Corp.	$669,293
6,483	Wolverine World Wide, Inc.	377,505
		1,046,798

	Beverages (1.8%)
21,767	Constellation Brands, Inc.+	1,249,426

	Cable & Satellite (7.5%)
7,103	Charter Communications, Inc.+	957,200
19,054	Comcast Corp.	860,288
14,667	DIRECTV+	876,353
45,673	Dish Network Corp.	2,055,742
10,330	EchoStar Corp.+	453,900
		5,203,483

	Casinos & Gaming (0.5%)
14,324	Pinnacle Entertainment, Inc.+	358,816

	Catalog & Television Based Retailer (2.3%)
66,445	Liberty Interactive Corp.+	1,559,464

	Commercial Services (1.3%)
34,004	Iron Mountain, Inc.	918,788

	Communications Equipment (0.7%)
7,423	ViaSat, Inc.+	473,216

	Consumer Finance (0.8%)
11,448	Fidelity National Information Services, Inc.	531,645

	Consumer Services (5.6%)
120,082	Service Corp. International	2,235,927
28,309	United Rentals, Inc.+	1,650,132
		3,886,059

	Containers & Packaging (10.7%)
23,501	Ball Corp.	1,054,725
85,636	Berry Plastics Group, Inc.+	1,710,151
48,688	Crown Holdings, Inc.+	2,058,529
136,636	Graphic Packaging Holding Co.+	1,169,604
27,831	Sealed Air Corp.	756,725
14,240	Silgan Holdings, Inc.	669,280
		7,419,014

	Entertainment (0.5%)
12,107	DreamWorks Animation SKG, Inc.+	344,565

	Entertainment Resources (3.5%)
35,333	Cinemark Holdings, Inc.	1,121,469
23,647	Live Nation Entertainment, Inc.+	438,652
46,010	National CineMedia, Inc.	867,749
		2,427,870

	Exploration & Production (5.8%)
56,019	Denbury Resources, Inc.+	1,031,310
136,155	Halcon Resources Group+	603,167
11,417	Oasis Petroleum, Inc.+	560,917
4,516	SM Energy Co.	348,590
24,377	Whiting Petroleum Corp.+	1,458,963
		4,002,947

	Flow Control Equipment (0.7%)
5,903	SPX Corp.	499,630

	Food & Beverage (2.7%)
16,526	B&G Foods, Inc.	570,973
17,093	Pinnacle Foods, Inc.	452,452
12,537	Treehouse Foods, Inc.+	837,848
		1,861,273

	Generic Pharmaceuticals (4.7%)
9,223	Actavis, Inc.+	1,328,112
51,000	Mylan, Inc.+	1,946,670
		3,274,782

	Hardware (4.8%)
20,869	CDW Corp.+	476,439
49,728	NXP Semiconductors N.V.+	1,850,379
26,678	Sensata Technologies Holdings N.V.+	1,020,967
		3,347,785

	Health Care Facilities/Services (3.8%)
60,940	HCA Holdings, Inc.	2,605,185

	Health Care Supplies (1.8%)
9,433	Cooper Companies, Inc.	1,223,366

	Hotel Ownership REIT (1.0%)
20,388	Ryman Hospitality Properties, Inc.	703,590

	Industrial Machinery Manufacturing (0.5%)
12,526	Hillebrand, Inc.	342,837

	Local Media (3.6%)
13,245	Liberty Media Corp.+	1,949,002
15,453	Twenty-First Century Fox (Class B)	516,130
		2,465,132

	Lodging (2.7%)
28,549	Starwood Hotels & Resorts Worldwide, Inc.	1,897,081

	Machinery (0.6%)
22,849	Manitowoc Company, Inc.	447,383

	Media Non-Cable (3.6%)
46,783	Nielsen Holdings N.V.	1,705,240
28,594	Starz - Liberty Capital+	804,349
		2,509,589

	Medical - Biomedical (1.7%)
9,703	Bio-Rad Laboratories, Inc.+	1,140,685

	Medical - Equipment/ Devices (1.3%)
10,945	Teleflex, Inc.	900,555

	Motion Pictures & Television Production (3.6%)
70,978	Lions Gate Entertainment Corp.+	2,487,779

	Oil & Gas Services (0.6%)
17,534	Superior Energy Services, Inc.+	439,051

	Pharmaceuticals (0.7%)
4,490	Valeant Pharmaceuticals International, Inc.+	468,442

	Real Estate (6.2%)
56,305	Corrections Corporation of America	1,945,338
33,870	GEO Group, Inc.	1,126,178
69,063	Host Hotels & Resorts, Inc.	1,220,343
		4,291,859

	Retail - Discretionary (1.0%)
31,422	Hertz Global Holdings, Inc.+	696,312

	Software & Services (0.5%)
20,228	Activision Blizzard, Inc.	337,201

	Telecom Carriers (0.7%)
10,729	Verizon Communications, Inc.	500,615

		Theaters (1.3%)
46,725		Regal Entertainment Group		886,841

		Transportation & Logistics (0.5%)
5,886		Hornbeck Offshore Services, Inc.+		338,092

		Waste & Environment Service Equipment & Facilities (0.5%)
15,063		Covanta Holding Corp.		322,047

		Waste Management (2.3%)
31,318		Republic Services, Inc.		1,044,768
11,758		Waste Connections, Inc.		533,931
				1,578,699

		Wireless Telecom Services (0.5%)
14,560		Intelsat S.A.+		349,440

		WirelineTelecom Services (1.7%)
40,255		tw telecom holdings, inc.+		1,202,216

		Total Investments (cost $54,808,048*)	96.1%	66,539,558
		Other assets less liabilities	3.9	2,713,210
		Net Assets	100.0%	$69,252,768

	*	Cost for Federal income tax and financial reporting purposes is identical.

	+	Non-income producing security.

Percent of
Portfolio Distribution	Investments
Apparel & Textile Products	1.6%
Beverages	1.9
Cable & Satellite	7.8
Casinos & Gaming	0.5
Catalog & Television Based Retailer	2.3
Commercial Services	1.4
Communications Equipment	0.7
Consumer Finance	0.8
Consumer Services	5.8
Containers & Packaging	11.2
Entertainment	0.5
Entertainment Resources	3.6
Exploration & Production	6.0
Flow Control Equipment	0.8
Food & Beverage	2.8
Generic Pharmaceuticals	4.9
Hardware	5.0
Health Care Facilities/Services	3.9
Health Care Supplies	1.8
Hotel Ownership REIT	1.1
Industrial Machinery Manufacturing	0.5
Local Media	3.7
Lodging	2.9
Machinery	0.7
Media Non-Cable	3.8
Medical - Biomedical	1.7
Medical - Equipment/ Devices	1.4
Motion Pictures & Television Production	3.7
Oil & Gas Services	0.7
Pharmaceuticals	0.7
Real Estate	6.5
Retail - Discretionary	1.0
Software & Services	0.5
Telecom Carriers	0.8
Theaters	1.3
Transportation & Logistics	0.5
Waste & Environment Service Equipment & Facilities	0.5
Waste Management	2.4
Wireless Telecom Services	0.5
Wireline Telecom Services	1.8
100.0%

See accompanying notes to financial statements.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2013
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $54,808,048 amounted to $11,731,510, which consisted of aggregate gross unrealized appreciation of $12,600,477 and aggregate gross unrealized depreciation of $868,967.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2013:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices-Common Stocks+	$66,539,558
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$66,539,558

 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 20, 2013

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
November 20, 2013